SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)		2 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Jan. 26, 2023	Dec. 31, 2021	Mar. 31, 2023		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Proceeds from Issuance Initial Public Offering								$ 132,250,000	$ 132,250,000	$ 132,250,000
Proceeds allocated to Public Warrants								(23,276,000)
Class A common stock issuance costs								(6,360,054)	(6,360,054)
Remeasurement adjustment of carrying value to redemption value			158,900		$ 1,164,496	$ 609,920	$ 101,767	32,281,054
Common stock subject to possible redemption, ending			136,771,183		135,606,687	134,996,767	134,895,000
Remeasurement adjustment of carrying value to redemption value	$ 114,000,000		114,068,280	[1]	1,876,183					1,876,183
Remeasurement adjustment of carrying value to redemption value	$ (114,000,000)		(114,068,280)	[1]	(1,876,183)					(1,876,183)
Common stock subject to possible redemption, ending			$ 22,861,803		$ 136,771,183	$ 135,606,687	$ 134,996,767	$ 134,895,000	134,996,767	$ 136,771,183
Proceeds allocated to Public Warrants									(23,276,000)
Remeasurement adjustment of carrying value to redemption value									$ 32,281,054

[1]	As of March 31, 2023, $236,350 of cash was still in the Trust account from funds that were returned and are awaiting redistribution, which were paid in April 2023.